DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand US$
Current Assets	295
Cash and cash equivalents	284
Trade and other receivables	11
Non-current Assets	3,294
IPP solar parks	3,253
Other Non-current Assets	41
Current Liabilities	(143)
Trade and other payables	(62)
Borrowing	(81)
Non-current Liabilities	(1,319)
Long-term borrowing	(1,319)
Net Assets disposed of	2,127

Schedule of gain (loss) on disposal of subsidiary
Thousand US$
Cash Consideration received in:	2,979
Net assets disposed of	(2,127)
Re-evaluate fair value of residual investment	612
Gain on disposal of a subsidiary	1,464

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand US$
Consideration received in cash and cash equivalent	2,979
Less: Cash and cash equivalent balances disposed of	(284)
Net cash inflow arising on disposal	2,695

Companies based in Cypriot
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand US$
Current Assets	10,590
Cash and cash equivalents	3,633
Trade and other receivables	6,957
Non-current Assets	32,827
IPP solar parks	31,431
Other Non-current Assets	1,396
Current Liabilities	(1,918)
Trade and other payables	(1,918)
Net Assets disposed of	41,499

Schedule of gain (loss) on disposal of subsidiary
Thousand US$
Cash Consideration received in:	41,915
Net assets disposed of	(41,499)
Gain on disposal of a subsidiary	416

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand US$
Consideration received in cash and cash equivalent	41,915
Less: Cash and cash equivalent balances disposed of	(3,633)
Net cash inflow arising on disposal	38,282

GRANSOLAR CUBIERTAS 3, S.L.U ("GSC3") and GRANSOLAR CUBIERTA 7, S.L.U ("GSC7")
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand US$
Current Assets	111
Cash and cash equivalents	64
Trade and other receivables	47
Deferred tax assets	—
Non-current Assets	2,418
IPP solar parks	2,415
Intangible assets	3
Current Liabilities	(127)
Trade and other payables	(103)
Tax payable	(14)
Borrowings	(10)
Non-current Liabilities	(177)
Deferred tax liabilities	(177)
Net assets disposed of	2,225

Schedule of gain (loss) on disposal of subsidiary
Thousand US$
Cash Consideration received	911
Cash receivable	64
Net assets disposed of	(2,225)
Exchange difference	(38)
Loss on disposal of a subsidiary	(1,288)

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand US$
Cash and cash equivalent balances disposed of	64
Cash received as consideration	—
Net cash outflow arising on disposal	64

Arica Solar Generacion 1 SpA
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand US$
Current Assets	1,173
Cash and cash equivalents	—
Trade and other receivables	1,173
Non-current Assets	2,455
IPP solar parks	2,455
Current Liabilities	(386)
Trade and other payables	(386)
Net Assets disposed of	3,242

Schedule of gain (loss) on disposal of subsidiary

Thousand US$
Cash received as consideration	2,458
Cash receivable	220
Net Assets disposed of	(3,242)
Cumulative gain/loss on Currency translation difference reclassified from equity on loss of control of subsidiary	(933)
Loss on disposal of a subsidiary	(1,497)

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand US$
Cash and cash equivalent balances disposed of	—
Cash received as consideration	2,458
Net cash inflow arising on disposal	2,458

Energy Capital Investment Sarl
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand US$
Current Assets	14,552
Cash and cash equivalents	9,787
Trade and other receivables	4,765
Non-current Assets	111,491
IPP solar parks	111,355
Other Non-current Assets	136
Current Liabilities	(80,648)
Trade and other payables	(2,349)
Tax payable	(29)
Borrowings	(78,270)
Non-current Liabilities	(1,100)
Deferred tax liabilities	(1,100)
Total Net Assets	44,295
NCI	(5,019)
Net Assets disposed of	39,276

Schedule of gain (loss) on disposal of subsidiary

Thousand US$
Consideration	—
Net Assets disposed of	(39,276)
Cumulative gain/loss on currency translation difference reclassified from equity on loss of control of subsidiary	(4,427)
Loss on disposal of a subsidiary	(43,703)

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand US$
Cash and cash equivalent balances disposed of	9,787
Cash received as consideration	—
Net cash outflow arising on disposal	9,787

Lumens Holdings 4, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Schedule of net assets (liabilities) of subsidiary

Thousand US$
Current Assets	649
Cash and cash equivalents	332
Trade and other receivables	317
Non-current Assets	10,995
IPP solar parks	9,962
Other non-current asset	1,033
Current Liabilities	(4,400)
Trade and other payables	(80)
Borrowings	(4,320)
Non-current Liabilities	(1,040)
Long term Liability-Lease	(1,040)
Net Assets disposed of	6,204

Schedule of gain (loss) on disposal of subsidiary
Thousand US$
Consideration	4,032
Net Assets disposed of	(6,204)
Loss on disposal of a subsidiary	(2,172)

Schedule of net cash inflow (outflow) on disposal of subsidiary
Thousand US$
Cash and cash equivalent balances disposed of	(332)
Cash received as consideration	4,032
Net cash inflow arising on disposal	3,700